Financial Risk Management (Schedule of Detailed Information of Adjusted Net Debt to Capital Ratio Explanatory) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information Of Adjusted Net Debt To Capital Ratio [Abstract]
Borrowings	¥ 1,550,000	¥ 1,559,800
Lease liabilities	8,738	3,229
Current liabilities	1,558,738
Borrowings	700,000	700,000
Lease liabilities	7,513	1,384
Total Debt	2,266,251
Less: Cash and cash equivalents	(889,413)	(5,112,010)	¥ (6,916,408)	¥ (7,449,699)
Adjusted net debt	1,376,838
Total equity	26,355,363	¥ 30,377,398	¥ 29,334,975	¥ 29,993,848
Less: Hedging reserve	0
Adjusted capital	¥ 26,355,363
Adjusted net debt-to-capital ratio	5.00%